Description of Business and Summary of Significant Accounting Policies And Going Concern - Variable Interest Entity (Details) - shares	Jan. 08, 2021	Apr. 25, 2019	Mar. 31, 2023	Feb. 15, 2023	Dec. 31, 2022	Dec. 31, 2021
Description of Business and Summary of Significant Accounting Policies And Going Concern
Treasury stock, at cost, shares held			0		56,513	56,513
Common stock, shares issued			5,121,607		4,910,815	4,151,542
Common stock, shares outstanding			5,121,607		4,854,302	4,095,029
TSIH | Class A Common Stock
Description of Business and Summary of Significant Accounting Policies And Going Concern
Treasury stock, at cost, shares held		320,513			56,513
Common stock, shares issued				206,033
TSIH | Class A Common Stock | Various employees
Description of Business and Summary of Significant Accounting Policies And Going Concern
Number of shares transferred	206,667	264,000